Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (44)	$ (49)
Charged to net earnings (loss)	23	8
Exchange differences	(3)	(3)
Ending Balance	(24)	(44)
Accounting provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27	3
Charged to net earnings (loss)	(14)	23
Exchange differences	2	1
Ending Balance	15	27
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27	42
Charged to net earnings (loss)	3	(15)
Exchange differences	0	0
Ending Balance	30	27
Long-term assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(69)	(82)
Charged to net earnings (loss)	15	16
Exchange differences	(2)	(3)
Ending Balance	(56)	(69)
Exchange rate effects on tax bases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(29)	(12)
Charged to net earnings (loss)	19	(16)
Exchange differences	(3)	(1)
Ending Balance	$ (13)	$ (29)